EVENTS DURING THE REPORTING PERIOD (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended	6 Months Ended
	Jun. 11, 2026	May 10, 2026 Share	May 19, 2026 Share	Jun. 27, 2026 Share	Jun. 30, 2026 USD ($) Years $ / shares
Disclosure of detailed information about borrowings [line items]
Stock option vesting term					(a) time- one-third vests each year of the three-year period; and (b) share price performance- if the Company's Nasdaq share price stays below $120 ("Floor Price") throughout a given year, no options vest that year; if it reaches $240 or more ("Maximum Price") at any point, the full annual tranche vests; and if the price is between $120-$240, vesting is calculated on a linear basis between tho
Share price | $ / shares					$ 67
Exercise price | $ / shares					$ 70.22
Expected option life | Years					5
Risk-free interest rate | $ / shares					$ 0.0408
Average standard deviation | $ / shares					$ 0.4389
Estimated total value of benefit | $					$ 4,930
General and administrative expenses | $					$ 693
May 10, 2026 | Share Options
Disclosure of detailed information about borrowings [line items]
Number of share options granted		201,698
May 10, 2026 | RSU
Disclosure of detailed information about borrowings [line items]
Number of share options granted		116,598
Stock option vesting term		an initial vesting of 116,598 RSUs will occur 20 days after the grant date, 85,000 RSUs will vest annually on March 15, over a period of 4 years (21,250 per year) and the remaining will vest 20% on December 17, 2026, with an additional 5% vesting every 90 days thereafter.
May 27, 2026 | RSU
Disclosure of detailed information about borrowings [line items]
Number of share options granted				129,277
Stock option vesting term				25,500 RSUs will vest 30 days after the grant date, 71,500 RSUs will vest annually on March 15, over a period of 4 years (17,875 per year), 30,000 RSUs will vest annually on March 15, over a period of 5 years (6,000 per year), and 2,277 RSUs will vest over 4 years, 25% vesting after the first year and the remaining balance vesting in equal installments of 6.25% every 90 days thereafter. 167,000 of the PSUs vest over 5 years period (33,400 per year), subject to the achievement of specific annual Company performance targets, and 153,000 of the PSUs vesting, subject to achievement of certain strategic Company targets in 2028. Assuming maximum achievement of all performance and strategic targets, the Company expects to recognize approximately $25 million of stock-based compensation expense in the consolidated statements of profit or loss over the respective vesting periods.
May 27, 2026 | Performance Stock Units
Disclosure of detailed information about borrowings [line items]
Number of share options granted				320,000
June 11, 2026 | Equity awards
Disclosure of detailed information about borrowings [line items]
Stock option vesting term	comprising of 4,336 ESOPs which will vest over 4 years (25% after year one, then 6.25% every 90 days); 1,438 ESOPs will vest after 30 days, 3,552 ESOPs will vest over a period of 3 years (every 90 days 296 units); 3,000 PSUs will vest over 5 years, subject to achievement of that year's company annual targets, and 106,667 RSUs, out of which 105,425 units will vest over 4 years (25% after year one, then 6.25% every 90 days) and an additional 1,242 units will vest over 4 years from the grant date, with 25% vesting on January, 2027.
CEO and CTO Service Agreement
Disclosure of detailed information about borrowings [line items]
Number of share options granted			810,086
Stock option vesting term			each exercisable into one ordinary share, vesting in equal parts over a three-year period from May 6, 2028 to May 6, 2031; and (b) reimbursement of various expenses.